accounting policy developments	12 Months Ended
Dec. 31, 2024
accounting policy developments
accounting policy developments
2	accounting policy developments
(a)	Initial application of standards, interpretations and amendments to standards and interpretations in the reporting period

●	In May 2023, the International Accounting Standards Board issued Supplier Finance Arrangements, which amended IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures, and requires additional quantitative and qualitative disclosure about supplier finance arrangements. The amendments are effective for annual reporting periods beginning on or after January 1, 2024, although earlier application is permitted; comparative prior-period information is not required in the year of initial application. Our financial disclosure, set out in Note 23, is not currently materially affected by the application of the amendments.
(b)	Standards, interpretations and amendments to standards and interpretations not yet effective and not yet applied

●	In April 2024, the International Accounting Standards Board issued IFRS 18, Presentation and Disclosure in the Financial Statements, which sets out the overall requirements for presentation and disclosures in the financial statements. The new standard will replace IAS 1, Presentation of Financial Statements. Although much of the substance of IAS 1, Presentation of Financial Statements, will carry over into the new standard, the new standard incrementally will:
●	With a view to improving comparability amongst entities, require presentation in the statement of operations of a subtotal for operating profit and a subtotal for profit before financing and income taxes (both subtotals as defined in the new standard);
●	Require disclosure and reconciliation, within a single financial statement note, of management-defined performance measures that are used in public communications to share management’s views of various aspects of an entity’s performance and which are derived from the statement of income and other comprehensive income;
●	Enhance the requirements for aggregation and disaggregation of financial statement amounts; and
●	Require limited changes to the statement of cash flows, including elimination of options for the classification of interest and dividend cash flows.

The new standard is effective for annual reporting periods beginning on or after January 1, 2027, with earlier adoption permitted. We are currently assessing the impacts of the new standard; while there will be a limited shift of where a number of our management-defined performance measures are disclosed and reconciled (primarily a shift from management’s discussion and analysis to the financial statements) and where certain cash flows will be categorized in our statements of cash flows (primarily shifting interest paid from operating activities to financing activities), we do not expect that the totality of our financial disclosure will be materially affected by the application of the new standard.

●	In May 2024, the International Accounting Standards Board issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The narrow-scope amendments are to address diversity in accounting practice in respect of: the classification of financial assets with environmental, social and corporate governance and similar features; and to clarify the date on which a financial asset or financial liability is de-recognized when using electronic payment systems. The new standard is effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the new standard but do not expect to be materially affected by the application of the amendments.
●	In December 2024, the International Accounting Standards Board issued Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7, which amended IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments, Disclosures. These amendments will now allow for hedge accounting to be applied in instances where there is variability in the underlying amount of electricity because the source of electricity generation depends on uncontrollable natural conditions (for example, the weather). Specifically, the accounting for the unrealized forward element of our virtual power purchase agreements, which were first entered into in 2022, will be affected. The measurement of the fair value of the unrealized forward element of our virtual power purchase agreements is unaffected by the amendments, which are effective for annual reporting periods beginning on or after January 1, 2026, with earlier adoption permitted. We are currently assessing the impacts of the application of the amendments.